7. Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Net of Amortization
	December 31, 2018	December 31, 2017
Field tests	$302,079	$–
Accumulated field tests amortization	(29,414)	–
Field tests, net	272,665	–
Sensor integrations	128,755	–
Accumulated sensor integrations amortization	(12,537)	–
Sensor integrations, net	116,218	–
Board designs	64,378	–
Accumulated board designs amortization	(6,269)	–
Board designs, net	58,109	–
Total intangible assets, net	$446,992	$–

Amortization
Amortization expense
2019	49,500
2020	49,500
2021	49,500
2022	49,500
2023	49,500
Thereafter	199,492
446,992